Commitments and contingencies	12 Months Ended
Dec. 31, 2022
Commitments and Contingencies Disclosure [Abstract]
Commitments and contingencies
Note 23 - Commitments and Contingencies
Transocean Transaction
On March 15, 2017, the Company entered into an agreement and a signed letter of intent to acquire fifteen high specification jack-up drilling rigs from Transocean Inc ("Transocean"). The transaction consisted of Transocean's entire jack-up fleet, comprising eight rig owning companies in Transocean's fleet and five newbuildings under construction at Keppels Fels Limited, Singapore.
Of the five newbuildings acquired in connection with the Transocean Transaction, as of December 31, 2022 two rigs have been delivered ("Saga", "Skald") in 2018, one was sold ("Tivar") in 2022 and two remain under construction ("Vale" and "Var"). We have an option to accept delivery financing from Keppel with respect to “Vale” and “Var”. In June 2020, we agreed to defer the delivery for these two rigs to the third quarter of 2022. In January 2021, we agreed to further defer delivery dates to the third quarter of 2023 and in October 2022, we agreed to defer delivery to the second and third quarter of 2025. The remaining contracted installments for these two rigs under construction, payable on delivery are approximately $294.8 million as of December 31, 2022 ($448.2 million as of December 31, 2021 for three rigs under construction).
Acquisition of Keppel Rigs
In May 2018, the Company signed a master agreement to acquire five premium newbuild jack-up drilling rigs from Keppel FELS Limited. In October 2019, January 2020 and April 2020 we took delivery of the new jack-up rigs “Hermod”, "Heimdal" and "Hild", respectively. In 2022 the delivery dates of the two remaining rigs were amended to 2023 and subsequently, the rigs "Huldra" and "Heidrun" were sold. The remaining contracted installments for these two rigs under construction, payable on delivery are nil as of December 31, 2022 ($172.8 million as of December 31, 2021).
The Company has the following delivery installment commitments:

	As at December 31, 2022		As at December 31, 2021
(In $ millions)	Delivery installment	Back-end fee	Delivery installment	Back-end fee
Delivery installments for jack-up drilling rigs	294.8	—	621.0	9.0
The following table sets forth when our delivery installment commitments fall due as of December 31, 2022:

(In $ millions)	Less than 1 year	1-3 years	Total
Delivery installments for jack-up rigs	—	294.8	294.8
Other commercial commitments
We have other commercial commitments which contractually obligate us to settle with cash under certain circumstances. Surety bonds and parent company guarantees entered into between certain customers and governmental bodies guarantee our performance regarding certain drilling contracts, customs import duties and other obligations in various jurisdictions.
The Company has the following guarantee commitments:

	As of December 31,
(In $ millions)	2022	2021
Surety bonds, bank guarantees and performance bonds(1)	9.7	20.8
Total	9.7	20.8
(1) At December 31, 2022 and December 31, 2021, bank guarantees of $10.1 million and $10.0 million, respectively, are supported by restricted cash (see Note 12 - Restricted Cash).
As of December 31, 2022, the expiry dates of these obligations are as follows:

(In $ millions)	Less than 1 year	1-3 years	Total
Surety bonds, bank guarantees and performance bonds	2.0	7.7	9.7
Total	2.0	7.7	9.7
Assets pledged as collateral

	As of December 31,
(In $ millions)	2022	2021
Book value of jackup rigs pledged as collateral for long-term debt facilities	2,396.2	2,730.8